Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Nov. 30, 2018	Nov. 30, 2017	Aug. 31, 2018	Aug. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (556,903)	$ (277,057)	$ (2,343,491)	$ (234,889)
Amortization of debt discount				600
Stock based compensation	41,051	17,251	290,004	3,332
Depreciation	70	72	290
Changes in operating assets and liabilities:
Prepaid expenses	(9,462)	(14,785)	(35,384)	(1,500)
Other receivable	18,665	(767)	(22,127)	0
Accounts payable and accrued liabilities	105,427	105,397	500,696	15,636
Net cash used in operating activities	(401,152)	(169,889)	(1,610,020)	(216,821)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of equipment		(867)	(845)
Net cash used in investing activities		(867)	(845)
CASH FLOWS FROM FINANCING ACTIVITIES
Issuance of common shares	170,774		1,386,613	772,681
Collection from stock subscription		10,000
Advance from related party	3,686	9,951	19,894	24,585
Repayment to related party	(558)	(8,505)	(18,056)	(11,317)
Proceeds from issuance of note payable				29,400
Repayment of note payable				(30,000)
Net cash provided by financing activities	173,902	11,446	1,388,451	785,349
Effects on changes in foreign exchange rate	4,900	(1,025)	(12,937)	657
Net decrease in cash and cash equivalents	(222,350)	(160,335)	(235,351)	568,528
Cash and cash equivalents - beginning of period	337,424	572,775	572,775	3,590
Cash and cash equivalents - end of period	115,074	412,440	337,424	572,775
Supplemental Cash Flow
Cash paid for interest	0	0		1,500
Cash paid for income taxes	$ 0	$ 0	$ 0	0
Noncash Investing and Financing Items [Abstract]
Loan forgiven by previous stockholder				$ 16,856